SCHEDULE OF OPERATING LEASE COST AND SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Operating lease expense	$ 17,919	$ 17,919	$ 35,838	$ 35,838	$ 71,676	$ 41,811
Short term lease cost
Total lease expense	$ 17,919	$ 17,919	35,838	35,838	71,676	41,811
Operating cash flows from operating leases			36,987	35,910	72,714	17,866
Cash paid for amounts included in the measurement of lease liabilities			$ 36,987	$ 35,910	$ 72,714	$ 17,866
Operating lease, weighted average remaining lease term	3 years 2 months 12 days	4 years 2 months 12 days	3 years 2 months 12 days	4 years 2 months 12 days	3 years 8 months 1 day	4 years 8 months 1 day
Weighted-average discount rate - operating leases	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%